CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
CAPITAL STOCK [Text Block]

15. CAPITAL STOCK

Authorized

As at December 31, 2021, the authorized share capital of the Company was an unlimited number of common shares without par value.

Common Shares

During the year ended December 31, 2021, the Company:

  Issued 1,055,400 common shares for gross proceeds of $1,407 pursuant to the exercise of stock options.
  Issued 4,667 common shares valued at $13 pursuant to an agreement with a consultant to the Company.
  Issued 232,750 common shares with a value of $183 pursuant to the restricted share unit plan with executives and management of the Company.
  Issued 114,785 common shares valued at $434 (US$375) related to the Oijärvi acquisition agreement (Note 9).
  Issued 12,323,048 common shares valued at $41,898 related to the acquisition of the SSR Mining royalty portfolio (Note 9).
  Issued 450,730 common shares at a value of $1,557 or $3.46 per share as part of the Sprott Credit Facility (Note 14).
  Completed a non-brokered private placement in two tranches and issued 6,500,000 units at a price of $3.30 per unit for gross proceeds of $21,450. Each unit consisted of one common share and one half of one share purchase warrant. Each full warrant entitles the holder thereof to purchase one common share of the Company at a price of $4.00 per common share in the first year and $4.50 per common share in the second year. Using the residual value method with respect to the measurement of shares and warrants issued as private placement units, $63 was allocated to the value of the warrant component. In consideration for arranging the private placement, the Company paid finder's fees of $630 in cash and issued 149,282 finder's warrants. Each finder's warrant entitles the holder to purchase one common share at a price of $3.50 per common share for one year from closing. The Company recorded $75 in share capital and reserves related to the fair value of the finders' warrants. The fair value of the finder's warrants issued as part of the private placement was estimated as of the date of the issuance using the Black-Scholes pricing model with the following weighted average assumptions: risk-free interest rate of 0.92%, dividend yield of 0%, volatility of 43.95% and an expected life of 1 year. The Company paid an additional $138 in legal and regulatory costs related to the private placement.

During the year ended December 31, 2020 the Company:

  Issued 1,967,800 common shares for gross proceeds of $2,156 pursuant to the exercise of stock options.
  Issued 52,000 common shares valued at $136 pursuant to the Kaukua Royalty acquisition (Note 9).
  Issued 103,271 common shares valued at $399 pursuant to the Frontline Royalty and other property interest acquisition (Note 9).

Stock Options

The Company adopted a stock option plan (the "Plan") pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.

During the years ended December 31, 2021 and 2020, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price
Balance as at December 31, 2019	6,714,700	$1.30
Granted	1,645,500	2.62
Exercised	(1,967,800)	1.10
Forfeited	(10,000)	1.70
Balance as at December 31, 2020	6,382,400	$1.70
Granted	1,801,500	3.98
Exercised	(1,055,400)	1.33
Forfeited	(20,000)	3.96
Balance as at December 31, 2021	7,108,500	2.33
Number of options exercisable as at December 31, 2021	7,098,500	$2.32

The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2021:

Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
August 28, 2017	1,045,000	1,045,000	1.20	August 28, 2022
July 10, 2018	1,289,000	1,289,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,375,000	1,375,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,444,000	1,444,000	2.62	June 10, 2025
October 5, 2020	29,000	29,000	3.50	October 5, 2025
May 6, 2021*	1,241,500	1,231,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
June 21, 2021	20,000	20,000	3.67	June 21, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026

Total	7,108,500	7,098,500

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

The weighted average remaining useful life of exercisable stock options is 2.73 years (December 31, 2020 - 2.82 years).

Restricted share units

In 2017, the Company introduced a long-term restricted share unit plan ("RSUs"). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company's Board of Directors at the time of grant. A total of 3,200,000 RSU's are reserved for issuance under the plan and the number of shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of shares, shall not exceed ten percent (10%) of the issued and outstanding shares at the grant date.

During the years ended December 31, 2021 and 2020, the change in RSU's outstanding is as follows:

Number
Balance as at December 31, 2019	958,500
Vested	(312,500)
Granted	430,000
Balance as at December 31, 2020	1,076,000
Vested	(326,500)
Granted	470,000
Balance as at December 31, 2021	1,219,500

The following table summarizes information about the RSU's which were outstanding at December 31, 2021:

Evaluation Date	December 31, 2020	Granted	Vested	Expired/Cancelled	December 31, 2021
December 31, 2020*	312,500	-	(312,500)	-	-
December 31, 2021**	312,500	-	-	-	312,500
November 18, 2022	21,000	-	(14,000)	-	7,000
December 31, 2022	430,000	-	-	-	430,000
December 31, 2023	-	470,000	-	-	470,000
Total	1,076,000	470,000	(326,500)	-	1,219,500

*Based on the achievement of performance as evaluated by the Compensation Committee, it was ascertained that 312,500 RSU's with an evaluation date of December 31, 2020 had vested during the year ended December 31, 2021 based on preset performance criteria previously established on the grant date.

**Subsequent to the year ended December 31, 2021 it was ascertained that 234,750 RSU's with an evaluation date of December 31, 2021 had vested based on preset performance criteria previously established on the grant date.

Warrants

During the years ended December 31, 2021 and 2020, the change in warrants outstanding was as follows:

	Number	Weighted Average Exercise Price
Balance as at December 31, 2019 and 2020	-	$-
Issued	3,399,280	3.98
Balance as at December 31, 2021	3,399,280	$3.98

The following table summarizes information about the warrants which were outstanding at December 31, 2021:

Date Issued	Number of Warrants	Exercisable	Exercise Price $	Expiry Date
November 5, 2021	148,082	148,082	3.50	November 7, 2022
November 16, 2021	1,200	1,200	3.50	November 17, 2022
November 5, 2021	3,249,998	3,249,998	4.00	November 5, 2023
Total	3,399,280	3,399,280

Share-based Payments

During the year ended December 31, 2021, the Company recorded aggregate share-based payments of $5,216 (2020 - $3,121) as they relate to the fair value of stock options and RSU's vested during the year and the fair value of incentive stock grants. Share-based payments for the years ended December 31, 2021 and 2020 are allocated to expense accounts as follows:

Year ended December 31, 2021	General and Administrative Expenses	Project and Royalty Generation Costs	Total
Fair value of stock options vested	$1,759	$1,510	$3,269
RSU's vested	1,611	-	1,611
RSU's settled in cash	309	27	336
	$3,679	$1,537	$5,216
Year ended December 31, 2020	General and Administrative Expenses	Project and Royalty Generation Costs	Total
Fair value of stock options vested	$1,241	$979	$2,220
RSU's vested	695	-	695
RSU's settled in cash	58	148	206
	$1,994	$1,127	$3,121

The weighted average fair value of the stock options granted during the year ended December 31, 2021 was $1.81 (2020 - $1.35) per stock option. The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk free interest rate	0.88%	0.42%
Expected life (years)	5	5
Expected volatility	53.3%	61.7%
Dividend yield	0%	0%